Income Taxes (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Gross deferred tax assets	$ 28,700	$ 21,600	$ 11,500
Net operating loss carry-forwards	$ 136,400	$ 102,700	$ 54,800